COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands, £ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2021 shares	Dec. 31, 2021 USD ($) tax_lease shares	Dec. 31, 2020 USD ($) tax_lease	Dec. 31, 2019 USD ($)	Dec. 31, 2003 USD ($) tax_lease	Apr. 15, 2021 USD ($)	Dec. 31, 2003 GBP (£)
Tax lease benefits:
Book value of vessels secured against long-term loans		$ 2,855,168	$ 2,959,535
Number of tax leases | tax_lease					6
Gross amount received from tax lease benefit (in GBP)					$ 56,000		£ 41
Number of tax leases terminated | tax_lease		6	5
Number of tax leases remaining | tax_lease		6
Security deposit liability						$ 16,000
Golar Bear
Tax lease benefits:
Amount received in relation to loss of hire insurance claim			$ 3,300
Golar Viking Conversion
Tax lease benefits:
Amount received in relation to loss of hire insurance claim				$ 4,000
Golar Ice
Tax lease benefits:
Amount received in relation to loss of hire insurance claim		$ 5,000	$ 3,300
Golar Partners
Tax lease benefits:
Number of tax leases remaining | tax_lease			1
Credit Facility | New Fortress Energy (NFE)
Tax lease benefits:
Common units, pledged as collateral (in shares) | shares	18,627,451	18,627,451
Credit Facility | LIBOR
Tax lease benefits:
Basis spread on variable rate (in percent)	4.50%
Other Operating Income
Tax lease benefits:
Loss contingency, receivable, proceeds				$ 9,300